7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Depreciation-Right-of-use assets	$ 39,536	$ 0	$ 0
Interest expense related to the office lease	11,068
Operating costs	31,940	33,231
Parking space costs	$ 4,628	4,613
Rental expense		$ 45,360